Cover	Jul. 13, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 13, 2022, Applied UV, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Initial Filing”) to report the reissuance of super voting preferred stock. This Form 8-K/A amends Item 3.02 of the initial filing to correct a typographical error and state correctly that the Company’s Board of Directors approved the reissuance on July 11, 2022.
Document Period End Date	Jul. 13, 2022
Entity File Number	001-39480
Entity Registrant Name	APPLIED UV, INC.
Entity Central Index Key	0001811109
Entity Tax Identification Number	84-4373308
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 N. Macquesten Parkway
Entity Address, City or Town	Mount Vernon
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10550
City Area Code	(914)
Local Phone Number	665-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	AUVI
Security Exchange Name	NASDAQ
10.5% Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Title of 12(b) Security	10.5% Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	AUVIP
Security Exchange Name	NASDAQ